Supplement, dated February 19, 2004, to the following Prospectuses:

      Prospectus, dated May 1, 2003, for Seligman Global Fund Series, Inc.
         Prospectus, dated April 21, 2003, for Seligman Portfolios, Inc.
                                       and
  Prospectuses, dated April 21, 2003, for Seligman Global Technology Portfolio
                                  (the "Funds")


      Effective February 28, 2004, the following paragraph supersedes and replaces the first two paragraphs on pages 27, P-28 and 4, respectively, under the captions "Portfolio Management" of each Fund's Prospectus.

Seligman Global Fund Series, Inc., page 27

      The Global Technology Fund is managed by Seligman's Global Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, is a Senior Vice President, Investment Officer of Seligman and is Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of the Global Technology Fund. Mr. Parower is also Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Global Technology Portfolio and Vice President and Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Prior to joining Seligman, from June 1998 to April 2000, Mr. Parower was a Senior Analyst with Citibank Global Asset Management covering Global IT Services.

Seligman Portfolios, Inc., page P-28

      The Portfolio is managed by Seligman's Global Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, is a Senior Vice President, Investment Officer of Seligman and is Vice President of Seligman Portfolios, Inc. and Portfolio Manager of the Global Technology Portfolio. Mr. Parower is also Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of its Seligman Global Technology Fund and Vice President and Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Prior to joining Seligman, from June 1998 to April 2000, Mr. Parower was a Senior Analyst with Citibank Global Asset Management covering Global IT Services.

Seligman Global Technology Portfolio - Class 1 and 2 Prospectuses, page 4

      The Portfolio is managed by Seligman's Global Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, is a Senior Vice President, Investment Officer of Seligman and is Vice President of Seligman Portfolios, Inc. and Portfolio Manager of the Global Technology Portfolio. Mr. Parower is also Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of its Seligman Global Technology Fund and Vice President and Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Prior to joining Seligman, from June 1998 to April 2000, Mr. Parower was a Senior Analyst with Citibank Global Asset Management covering Global IT Services.